Related Party Agreements And Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Current receivables	$ 19	$ 21
Current payables	17	13
Administrative Services Provided To PG&E Corporation [Member]
Related Party Transaction [Line Items]
Utility revenues from	7	6	7
Administrative Services Received From PG&E Corporation [Member]
Related Party Transaction [Line Items]
Utility expenses from	50	49	55
Utility Employee Benefit Due To PG&E Corporation [Member]
Related Party Transaction [Line Items]
Utility expenses from	$ 51	$ 33	$ 27